Expense Example {- Pharmaceuticals Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-15 - Pharmaceuticals Portfolio - Pharmaceuticals Portfolio-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930